PROSPECTUS

Federated GNMA Trust

INSTITUTIONAL SHARES

A mutual fund seeking current income by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

MARCH 31, 2000


CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  8

How is the Fund Sold?  8

How to Purchase Shares  8

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  12

Independent Auditors' Report  22



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 65% of its assets in fixed income securities issued or guaranteed by the Government National Mortgage Association (GNMA), including mortgage backed securities. The Fund may invest up to 35% of its assets in other direct or indirect obligations of the U.S. government. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of the fixed-income securities in which the Fund invests generally fall when interest rates rise; and



* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 5.55% (quarter ended December 31, 1990). Its lowest quarterly return was (2.82%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers GNMA Index (LBGNMA), broad based market indexes, and the Lipper GNMA Funds Average (LGFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.




CALENDAR PERIOD   FUND    SB30YRGI   LGFA    LBGNMA
1 Year            0.79%   2.01%      0.11%   1.90%
5 Years           7.36%   8.28%      7.02%   8.10%
10 Years          7.22%   8.05%      7.01%   7.89%


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GNMA TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.




SHAREHOLDER
FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price).
None
Redemption Fee (as a percentage of amount redeemed, if applicable)
None
Exchange Fee
None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)
1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
0.40%

Distribution (12b-1) Fee
None
Shareholder Services Fee 2

0.25%

Other Expenses

0.14%

Total Annual Fund
Operating Expenses

0.79%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2000.

 Total Waiver of Fund Expenses

0.16%

 Total Actual Annual Fund Operating Expenses (after waiver) 0.63% 2 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's
Institutional Shares (after voluntary waiver) was 0.09% for the fiscal year ended January 31, 2000.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVER as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




1 Year       $  81
3 Years      $ 252
5 Years      $ 439
10 Years     $ 978




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. government securities, at least 65% of which are mortgage backed securities issued by GNMA. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's investment adviser (Adviser) allocates the Fund's portfolio holdings between GNMA backed securities and other U.S. government securities, such as U.S. Treasury securities. Mortgage backed securities generally offer high relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. The Adviser attempts to assess the relative returns and risks of GNMA mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter durations based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* changes in the supply of or demand for U.S. government securities.



There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Adviser may use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk. The Fund will invest only in CMOs that are collateralized by GNMA obligations. In addition, the Adviser may use combinations of CMOs and other GNMA mortgage backed securities, to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

GNMA SECURITIES

GNMA securities are fixed income securities that are issued or guaranteed by GNMA. The United States supports GNMA securities with its full faith and credit.

The Fund treats mortgage backed securities guaranteed by GNMA as GNMA securities. Although GNMA guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

ASSET COVERAGE

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

If you call after 4:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:



Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

TODD A. ABRAHAM



Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997.
Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.



KATHLEEN M. FOODY-MALUS



Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since
July 1993. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in
Accounting/Finance from the University of Pittsburgh.

ADVISER FEES

The Adviser receives an annual investment adviser fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED JANUARY 31             2000          1999           1998
1997           1996
NET ASSET VALUE, BEGINNING
OF PERIOD                       $11.38        $11.38         $11.13
$11.34         $10.61
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income             0.69          0.70           0.73
0.74           0.78
Net realized and
unrealized gain (loss)
on investments                   (0.77)            -           0.25
(0.21)          0.73
TOTAL FROM
INVESTMENT OPERATIONS            (0.08)         0.70           0.98
0.53           1.51
LESS DISTRIBUTIONS:
Distributions from net

investment income                (0.69)        (0.70)         (0.73)
(0.74)         (0.77)
Distributions in excess of
net investment income 1              -             -              -
-          (0.01)
TOTAL DISTRIBUTIONS              (0.69)        (0.70)         (0.73)
(0.74)         (0.78)
NET ASSET VALUE, END OF
PERIOD                          $10.61        $11.38         $11.38
$11.13         $11.34
TOTAL RETURN 2                   (0.73%)        6.30%          9.17%
4.97%         14.61%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                          0.63%         0.61%          0.60%
0.60%          0.60%
Net investment income             6.26%         6.13%          6.57%
6.74%          7.02%
Expense

waiver/reimbursement 3            0.16%         0.16%          0.18%
0.20%          0.20%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $830,719      $991,334     $1,087,227
$1,199,733     $1,352,894
Portfolio turnover                  90%          104%            74%
63%            43%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 2000




PRINCIPAL

AMOUNT                                                        VALUE
                     LONG-TERM GOVERNMENT
                     OBLIGATIONS-99.1%
                     GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION-99.1% 1
  $  32,401,477      6.000%, 11/15/2023 -
                     1/15/2029                       $    29,105,990
    237,607,051      6.500%, 10/15/2023 -
                     4/15/2029                           220,472,560
    279,977,788    2 7.000%, 6/15/2027 -
                     6/15/2029                           266,496,266
    216,870,984      7.500%, 12/15/2023 -
                     1/15/2030                           211,457,437
    134,028,409    2 8.000%, 11/15/2027 -
                     12/15/2029                          133,693,338
     19,870,086      8.500%, 10/15/2029 -
                     1/15/2030                            20,273,648
                     TOTAL LONG-TERM GOVERNMENT
                     OBLIGATIONS (IDENTIFIED
                     COST $922,836,019)                  881,499,239
                     REPURCHASE AGREEMENTS-
                     21.9% 3
      5,215,000      ABN AMRO Chicago Corp.,
                     5.790%, dated 1/31/2000,
                     due 2/1/2000                          5,215,000
     99,818,000 4, 5 Goldman Sachs Group, Inc.,
                     5.660%, dated 1/21/2000,
                     due 2/22/2000                        99,818,000
     90,000,000 4, 5 Morgan Stanley Dean Witter
                     & Co., 5.660%, dated

                     1/12/2000, due 2/22/2000             90,000,000
                     TOTAL REPURCHASE
                     AGREEMENTS (AT AMORTIZED
                     COST)                               195,033,000
                     TOTAL INVESTMENTS
                     (IDENTIFIED COST
                     $1,117,869,019) 6               $ 1,076,532,239


1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities, (based upon Federal Housing Authority/Veterans Administration historical experience) are less than the stated maturities.

2 All or a portion of this security is subject to a future dollar roll transaction.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Security held as collateral for future dollar roll transaction.

6 The cost of investments for federal tax purposes amounts to $1,117,872,019. The net unrealized depreciation of investments on a federal tax basis amounts to $41,339,780 which is comprised of $0 appreciation and $41,339,780 depreciation at January 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($889,156,728) at January 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000




ASSETS:
Investments in repurchase
agreements                      $ 195,033,000
Investments in securities         881,499,239
Total investments in
securities, at value
(identified cost
$1,117,869,019 and tax
cost $1,117,872,019)                              $ 1,076,532,239
Cash                                                        1,607
Receivable for investments
sold                                                    5,045,208
Income receivable                                       4,289,624
Receivable for shares sold                                358,496
TOTAL ASSETS                                        1,086,227,174
LIABILITIES:
Payable for investments

purchased                           4,949,663
Payable for shares
redeemed                            2,181,034
Income distribution
payable                             3,380,306
Payable for dollar roll
transactions                      186,426,984
Accrued expenses                      132,459
TOTAL LIABILITIES                                     197,070,446
Net assets for 83,797,306
shares outstanding                                $   889,156,728
NET ASSETS CONSIST OF:
Paid-in capital                                   $ 1,035,861,417
Net unrealized
depreciation of
investments                                           (41,336,780)
Accumulated net realized
loss on investments                                  (105,451,941)
Undistributed net
investment income                                          84,032
TOTAL NET ASSETS                                  $   889,156,728
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$830,718,527 / 78,289,946
shares outstanding                                         $10.61
INSTITUTIONAL SERVICE
SHARES:
$58,438,201 / 5,507,360
shares outstanding                                         $10.61


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 2000




INVESTMENT INCOME:
Interest (net of dollar
roll expense of $3,750,400)                                           $  67,907,321
EXPENSES:
Investment adviser fee                             $  3,939,408
Administrative personnel
and services fee                                        742,433
Custodian fees                                           75,237
Transfer and dividend
disbursing agent fees and
expenses                                                253,108
Directors'/Trustees' fees                                15,985
Auditing fees                                            21,123
Legal fees                                                9,307
Portfolio accounting fees                               162,158
Distribution services fee-
Institutional Service
Shares                                                  165,678
Shareholder services fee-
Institutional Shares                                  2,296,455
Shareholder services fee-
Institutional Service
Shares                                                  165,678
Share registration costs                                 31,565
Printing and postage                                     88,708
Insurance premiums                                          860
Miscellaneous                                            15,553
TOTAL EXPENSES                                        7,983,256
WAIVERS:
Waiver of distribution
services fee-Institutional

Service Shares                  $   (161,039)
Waiver of shareholder
services fee-Institutional
Shares                            (1,469,731)
Waiver of shareholder
services fee-Institutional
Service Shares                        (4,639)
TOTAL WAIVERS                                        (1,635,409)
Net expenses                                                              6,347,847
Net investment income                                                    61,559,474
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                              (6,709,527)
Net change in unrealized
appreciation of investments                                             (62,459,698)
Net realized and
unrealized loss on
investments                                                             (69,169,225)
Change in net assets
resulting from operations                                             $  (7,609,751)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED JANUARY 31                       2000                  1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income            $    61,559,474       $    67,946,888
Net realized gain (loss) on
investments ($1,209,952
and $12,165,305,
respectively, as computed
for federal tax purposes)             (6,709,527)           12,243,870
Net change in unrealized
appreciation of
investments                          (62,459,698)          (11,968,147)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS             (7,609,751)           68,222,611
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                 (57,498,764)          (64,170,667)
Institutional Service
Shares                                (4,047,764)           (3,776,221)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS

TO SHAREHOLDERS                      (61,546,528)          (67,946,888)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               234,666,304           239,681,334
Net asset value of shares
issued to shareholders in
payment of
distributions declared                19,273,983            22,096,774
Cost of shares redeemed             (351,116,281)         (355,657,998)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (97,175,994)          (93,879,890)
Change in net assets                (166,332,273)          (93,604,167)
NET ASSETS:
Beginning of period                1,055,489,001         1,149,093,168
End of period (including
undistributed net
investment income of
$84,032 and $0,
respectively)                    $   889,156,728       $ 1,055,489,001


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000

ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities. The following reclassifications have been made to the financial statements.




             INCREASE (DECREASE)
ACCUMULATED NET REALIZED   UNDISTRIBUTED NET
LOSS ON INVESTMENTS        INVESTMENT INCOME
$(78,566)                            $78,566


Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $97,532,462, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:




EXPIRATION YEAR   EXPIRATION AMOUNT
2001                   $  3,972,484
2003                     71,738,355
2004                     21,821,623


Additionally, net capital losses of $7,916,479 attributable to security transactions after October 31, 1999, are treated as arising on February 1, 2000, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:




YEAR ENDED JANUARY 31                      2000
1999

INSTITUTIONAL SHARES:           SHARES             AMOUNT
SHARES              AMOUNT

Shares sold                    19,316,782       $  213,336,197      19,361,451
$  219,785,865

Share Issued to
shareholders in payment of
distributions declared          1,535,596           16,849,298
1,742,970           19,791,254
Shares redeemed               (29,637,287)        (326,326,784)
(29,566,047)        (335,709,442)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                   (8,784,909)      $  (96,141,289)     (8,461,626)
$  (96,132,323)

YEAR ENDED JANUARY 31                      2000
1999

INSTITUTIONAL SERVICE
SHARES:                          SHARES            AMOUNT
SHARES              AMOUNT

Shares sold                     1,922,682       $   21,330,107       1,752,306
$   19,895,469

Shares issued to
shareholders in payment of
distributions declared            221,148            2,424,685
203,023            2,305,520
Shares redeemed                (2,271,488)         (24,789,497)
(1,757,129)         (19,948,556)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS               (127,658)      $   (1,034,705)        198,200
$    2,252,433

NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (8,912,567)      $  (97,175,994)     (8,263,426)
$  (93,879,890)


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the fiscal year ended January 31, 2000, were as follows:




Purchases     $ 891,135,587
Sales         $ 876,897,443


Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED GNMA TRUST

AND SHAREHOLDERS OF INSTITUTIONAL SHARES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated GNMA Trust (the "Fund") as of January 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended January 31, 2000 and 1999 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated GNMA Trust as of January 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

March 17, 2000

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated GNMA Trust

INSTITUTIONAL SHARES



MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Federated GNMA Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-3375

Cusip 314184102



8022901A-IS (3/00)

 [Graphic]







PROSPECTUS

Federated GNMA Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

MARCH 31, 2000


CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  7

How is the Fund Sold?  8

How to Purchase Shares  8

How to Redeem Shares  9

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  12

Independent Auditors' Report  22



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 65% of its assets in fixed income securities issued or guaranteed by the Government National Mortgage Association (GNMA), including mortgage backed securities. The Fund may invest up to 35% of its assets in other direct or indirect obligations of the U.S. government. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of the fixed-income securities in which the Fund invests generally fall when interest rates rise; and



* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 4.94% (quarter ended June 30, 1995). Its lowest quarterly return was (2.88%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers GNMA Index (LBGNMA), broad based market indexes, and the Lipper GNMA Funds Average (LGFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.




CALENDAR PERIOD          FUND    SB30YRGI   LGFA    LBGNMA
1 Year                   0.63%   2.01%      0.11%   1.90%
5 Years                  7.15%   8.28%      7.02%   8.10%
Start of Performance 1   5.78%   6.70%      5.90%   6.93%




1 The Fund's Institutional Service Shares start of performance date was May 30, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GNMA TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.




SHAREHOLDER
FEES


Fees Paid Directly From Your
Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price). None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
0.40%

Distribution (12b-1) Fee 2
0.25%

Shareholder Services Fee 3
0.25%

Other Expenses

0.14%

Total Annual Fund
Operating Expenses

1.04%

1 Although not contractually obligated to do so, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2000.

 Total Waivers of Fund Expenses

0.25%

 Total Actual Annual Fund Operating Expenses (after waivers)
0.79%

2 The distributor voluntarily waived a portion of the distribution (12b-1) fee.
The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after voluntary waiver) was 0.01% for the fiscal year ended January 31, 2000. 3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's
Institutional Service Shares (after voluntary waiver) was 0.24% for the fiscal year ended January 31, 2000.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




1 Year       $   106
3 Years      $   331
5 Years      $   574
10 Years     $ 1,271




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. government securities, at least 65% of which are mortgage backed securities issued by GNMA. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's investment adviser (Adviser) allocates the Fund's portfolio holdings between GNMA mortgage backed securities and other U.S. government securities, such as U.S. Treasury securities. Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. The Adviser attempts to assess the relative returns and risks of GNMA mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter durations based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;



* the Federal Reserve's monetary policy; and



* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Adviser may use collaterized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk. The Fund will invest only in CMOs that are collateralized by GNMA obligations. In addition, the Adviser may use combinations of CMOs, and other GNMA mortgage backed securities, to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various GNMA mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemption's during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

GNMA SECURITIES

GNMA securities are fixed income securities that are issued or guaranteed by GNMA. The United States supports GNMA securities with its full faith and credit.

The Fund treats mortgage backed securities guaranteed by GNMA as GNMA securities. Although GNMA guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions and individuals, directly or through investment professionals.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN



The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by A PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

If you call after 4:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:



Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

TODD A. ABRAHAM



Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997.
Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.



KATHLEEN M. FOODY-MALUS



Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since
July 1993. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in
Accounting/Finance from the University of Pittsburgh.

ADVISER FEES

The Adviser receives an annual investment adviser fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED JANUARY 31            2000         1999        1998        1997
1996


NET ASSET VALUE, BEGINNING
OF PERIOD                      $11.38       $11.38      $11.13      $11.34
$10.61

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.67         0.68        0.72        0.74
0.78

Net realized and
unrealized gain (loss)
on investments                  (0.77)           -        0.24       (0.23)
0.71

TOTAL FROM INVESTMENT
OPERATIONS                      (0.10)        0.68        0.96        0.51
1.49
LESS DISTRIBUTIONS:
Distributions from net

investment income               (0.67)       (0.68)      (0.71)      (0.72)
(0.76)

NET ASSET VALUE, END OF
PERIOD                         $10.61       $11.38      $11.38      $11.13
$11.34
TOTAL RETURN 1                  (0.89%)       6.11%       8.95%       4.76%
14.39%

RATIOS TO AVERAGE NET
ASSETS:

Expenses                         0.79%        0.77%       0.78%       0.80%
0.80%

Net investment income            6.10%        5.97%       6.39%       6.54%
6.82%

Expense

waiver/reimbursement 2           0.25%        0.25%       0.25%       0.25%
0.25%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                 $58,438      $64,155     $61,866     $73,857
$123,614

Portfolio turnover                 90%         104%         74%         63%
43%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 2000




PRINCIPAL

AMOUNT                                                       VALUE
                     LONG-TERM GOVERNMENT
                     OBLIGATIONS-99.1%
                     GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION-99.1% 1
  $  32,401,477      6.000%, 11/15/2023 -
                     1/15/2029                       $    29,105,990
    237,607,051      6.500%, 10/15/2023 -
                     4/15/2029                           220,472,560
    279,977,788    2 7.000%, 6/15/2027 -
                     6/15/2029                           266,496,266
    216,870,984      7.500%, 12/15/2023 -
                     1/15/2030                           211,457,437
    134,028,409    2 8.000%, 11/15/2027 -
                     12/15/2029                          133,693,338
     19,870,086      8.500%, 10/15/2029 -
                     1/15/2030                            20,273,648
                     TOTAL LONG-TERM GOVERNMENT
                     OBLIGATIONS (IDENTIFIED
                     COST $922,836,019)                  881,499,239
                     REPURCHASE AGREEMENTS-21.9% 3
      5,215,000      ABN AMRO Chicago Corp.,
                     5.790%, dated 1/31/2000,
                     due 2/1/2000                          5,215,000
     99,818,000 4, 5 Goldman Sachs Group, Inc.,
                     5.660%, dated 1/21/2000,
                     due 2/22/2000                        99,818,000
     90,000,000 4, 5 Morgan Stanley Dean Witter
                     & Co., 5.660%, dated

                     1/12/2000, due 2/22/2000             90,000,000
                     TOTAL REPURCHASE
                     AGREEMENTS (AT AMORTIZED
                     COST)                               195,033,000
                     TOTAL INVESTMENTS
                     (IDENTIFIED COST
                     $1,117,869,019) 6               $ 1,076,532,239


1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities, (based upon Federal Housing Authority/Veterans Administration historical experience) are less than the stated maturities.

2 All or a portion of this security is subject to a future dollar roll transaction.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Security held as collateral for future dollar roll transaction.

6 The cost of investments for federal tax purposes amounts to $1,117,872,019. The net unrealized depreciation of investments on a federal tax basis amounts to $41,339,780 which is comprised of $0 appreciation and $41,339,780 depreciation at January 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($889,156,728) at January 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2000




ASSETS:
Investments in repurchase
agreements                      $ 195,033,000
Investments in securities         881,499,239
Total investments in
securities, at value
(identified cost
$1,117,869,019 and tax
cost $1,117,872,019)                              $ 1,076,532,239
Cash                                                        1,607
Receivable for investments
sold                                                    5,045,208
Income receivable                                       4,289,624
Receivable for shares sold                                358,496
TOTAL ASSETS                                        1,086,227,174
LIABILITIES:
Payable for investments

purchased                           4,949,663
Payable for shares
redeemed                            2,181,034
Income distribution
payable                             3,380,306
Payable for dollar roll
transactions                      186,426,984
Accrued expenses                      132,459
TOTAL LIABILITIES                                     197,070,446
Net assets for 83,797,306
shares outstanding                                $   889,156,728
NET ASSETS CONSIST OF:
Paid-in capital                                   $ 1,035,861,417
Net unrealized
depreciation of
investments                                           (41,336,780)
Accumulated net realized
loss on investments                                  (105,451,941)
Undistributed net
investment income                                          84,032
TOTAL NET ASSETS                                  $   889,156,728
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$830,718,527 / 78,289,946
shares outstanding                                         $10.61
INSTITUTIONAL SERVICE
SHARES:
$58,438,201 / 5,507,360
shares outstanding                                         $10.61


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 2000




INVESTMENT INCOME:
Interest (net of dollar
roll expense of
$3,750,400)                                                           $  67,907,321
EXPENSES:
Investment adviser fee                             $  3,939,408
Administrative personnel
and services fee                                        742,433
Custodian fees                                           75,237
Transfer and dividend
disbursing agent fees and
expenses                                                253,108
Directors'/Trustees' fees                                15,985
Auditing fees                                            21,123
Legal fees                                                9,307
Portfolio accounting fees                               162,158
Distribution services fee-
Institutional Service Shares                            165,678
Shareholder services fee-
Institutional Shares                                  2,296,455
Shareholder services fee-
Institutional Service Shares                            165,678
Share registration costs                                 31,565
Printing and postage                                     88,708
Insurance premiums                                          860
Miscellaneous                                            15,553
TOTAL EXPENSES                                        7,983,256
WAIVERS:
Waiver of distribution
services fee-Institutional

Service Shares                  $   (161,039)
Waiver of shareholder
services fee-Institutional
Shares                            (1,469,731)
Waiver of shareholder
services fee-Institutional
Service Shares                        (4,639)
TOTAL WAIVERS                                        (1,635,409)
Net expenses                                                              6,347,847
Net investment income                                                    61,559,474
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                              (6,709,527)
Net change in unrealized
appreciation of
investments                                                             (62,459,698)
Net realized and
unrealized loss on
investments                                                             (69,169,225)
Change in net assets
resulting from operations                                             $  (7,609,751)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED JANUARY 31                       2000                  1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income            $    61,559,474       $    67,946,888
Net realized gain (loss) on
investments ($1,209,952
and $12,165,305,
respectively, as computed
for federal tax purposes)             (6,709,527)           12,243,870
Net change in unrealized
appreciation of investments          (62,459,698)          (11,968,147)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS             (7,609,751)           68,222,611
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                 (57,498,764)          (64,170,667)
Institutional Service Shares          (4,047,764)           (3,776,221)
CHANGE IN NET ASSETS
RESULTING FROM DISTRIBUTIONS
TO SHAREHOLDERS                      (61,546,528)          (67,946,888)
SHARE TRANSACTIONS:
Proceeds from sale of shares         234,666,304           239,681,334
Net asset value of shares
issued to shareholders in
payment of
distributions declared                19,273,983            22,096,774
Cost of shares redeemed             (351,116,281)         (355,657,998)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (97,175,994)          (93,879,890)
Change in net assets                (166,332,273)          (93,604,167)
NET ASSETS:
Beginning of period                1,055,489,001         1,149,093,168
End of period (including
undistributed net
investment income of
$84,032 and $0, respectively)    $   889,156,728       $ 1,055,489,001


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2000

ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities. The following reclassifications have been made to the financial statements.




              INCREASE (DECREASE)
ACCUMULATED NET REALIZED   UNDISTRIBUTED NET
LOSS ON INVESTMENTS        INVESTMENT INCOME
$(78,566)                            $78,566


Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $97,532,462, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:




EXPIRATION YEAR   EXPIRATION AMOUNT
2001                   $  3,972,484
2003                     71,738,355
2004                     21,821,623


Additionally, net capital losses of $7,916,479 attributable to security transactions after October 31, 1999, are treated as arising on February 1, 2000, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:




YEAR ENDED JANUARY 31                      2000
1999

INSTITUTIONAL SHARES:            SHARES            AMOUNT
SHARES             AMOUNT

Shares sold                    19,316,782       $  213,336,197      19,361,451
$  219,785,865

Share Issued to
shareholders in payment of
distributions declared          1,535,596           16,849,298
1,742,970           19,791,254
Shares redeemed               (29,637,287)        (326,326,784)
(29,566,047)        (335,709,442)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                   (8,784,909)      $  (96,141,289)     (8,461,626)
$  (96,132,323)

YEAR ENDED JANUARY 31                      2000
1999

INSTITUTIONAL SERVICE
SHARES:                         SHARES              AMOUNT
SHARES              AMOUNT

Shares sold                     1,922,682       $   21,330,107       1,752,306
$   19,895,469

Shares issued to
shareholders in payment of
distributions declared            221,148            2,424,685
203,023            2,305,520
Shares redeemed                (2,271,488)         (24,789,497)
(1,757,129)         (19,948,556)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE
SHARE TRANSACTIONS               (127,658)      $   (1,034,705)        198,200
$    2,252,433

NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (8,912,567)      $  (97,175,994)     (8,263,426)
$  (93,879,890)


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the fiscal year ended January 31, 2000, were as follows:




Purchases     $ 891,135,587
Sales         $ 876,897,443


Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED GNMA TRUST

AND SHAREHOLDERS OF INSTITUTIONAL SERVICE SHARES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated GNMA Trust (the "Fund") as of January 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended January 31, 2000 and 1999 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated GNMA Trust as of January 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

March 17, 2000

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated GNMA Trust

INSTITUTIONAL SERVICE SHARES



MARCH 31, 2000

A Statement of Additional Information (SAI) dated March 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

 [Graphic]
 Federated

 Federated GNMA Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-3375

Cusip 314184201



8022901A-SS (3/00)

 [Graphic]









STATEMENT OF ADDITIONAL INFORMATION
Federated GNMA Trust

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares for Federated GNMA Trust (Fund), dated March 31, 2000. Obtain the prospectuses and the Annual Report's Management Discussion and Analysis without charge by calling 1-800-341-7400.

MARCH 31, 2000

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated GNMA Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

8022901B (3/00)



[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1



What Do Shares Cost?  5

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  12

Addresses  13



How is the Fund Organized?



The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 10, 1981. The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to both classes of shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, merged into Federated Investment Management Company (formerly Federated Advisers).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

GNMA SECURITIES

GNMA securities are fixed income securities that are issued or guaranteed by GNMA. The United States supports GNMA securities with its full faith and credit.

The Fund treats mortgage backed securities guaranteed by GNMA as GNMA securities. Although GNMA guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs (e.g., Government National Mortgage Association) with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass- through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks. The Fund limits repurchase agreements to dealers and banks to those rated in the highest rating category by Standard and Poors.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security and with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

FUNDAMENTAL INVESTMENT POLICIES



The Fund will invest primarily in mortgage backed securities. Under normal circumstances, at least 65% of the Fund's portfolio will be invested in instruments issued or fully guaranteed as to principal and interest by GNMA. In addition, to the extent that the Fund will invest in other mortgage backed securities, as described below, these will be collateralized by GNMA obligations. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS



BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

DIVERSIFICATION OF INVESTMENTS



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN REAL ESTATE



The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES



The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

BUYING SECURITIES ON A MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTING IN ILLIQUID SECURITIES



The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

PORTFOLIO TURNOVER



The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended January 31, 2000 and 1999, the portfolio turnover rates were 90% and 104%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short- term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?



The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?



Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)



As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of March 2, 2000 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:
Charles Schwab & Co. Inc., San Francisco, CA, owned approximately
5,658,295.5390 shares (7.37%).

As of March 2, 2000 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 418,163.5750 shares (7.80%); Gold Tract 401K, Hartford, Connecticut, owned approximately 388,271.4800 shares (7.25%); Ohio Comm. Development, Columbus, Ohio owned approximately 290,124.8680 shares (5.41%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 2, 2000 the Fund's Board and Officers as a group owned approximately less than 1% of the Fund's outstanding Institutional Shares and Institutional Service Shares.




NAME                                                                                              TOTAL
BIRTH DATE                                                                         AGGREGATE      COMPENSATION
ADDRESS                                             PRINCIPAL OCCUPATIONS          COMPENSATION   FROM FUND AND
POSITION WITH FUND                                  FOR PAST FIVE YEARS            FROM FUND      FUND COMPLEX
JOHN F. DONAHUE*+#                                  Chief Executive Officer                  $0   $0 for the Fund and
Birth Date: July 28, 1924                           and Director or Trustee of                    43 other investment
Federated Investors Tower                           the Federated Fund                            companies in the
1001 Liberty Avenue                                 Complex; Chairman and                         Fund Complex
Pittsburgh, PA                                      Director, Federated
CHAIRMAN AND TRUSTEE                                Investors, Inc.; Chairman,
                                                    Federated Investment
                                                    Management Company,
                                                    Federated Global
                                                    Investment Management
                                                    Corp. and Passport
                                                    Research, Ltd. ; formerly:
                                                    Trustee, Federated
                                                    Investment Management
                                                    Company and Chairman and
                                                    Director, Federated
                                                    Investment Counseling.
THOMAS G. BIGLEY                                    Director or Trustee of            $1,638.11   $116,760.63 for the
Birth Date: February 3, 1934                        the Federated Fund                            Fund and 43 other
15 Old Timber Trail                                 Complex; Director, Member                     investment companies
Pittsburgh, PA                                      of Executive Committee,                       in the Fund Complex
TRUSTEE                                             Children's Hospital of
                                                    Pittsburgh; Director,
                                                    Robroy Industries, Inc.
                                                    (coated steel conduits/
                                                    computer storage
                                                    equipment); formerly:
                                                    Senior Partner, Ernst &
                                                    Young LLP; Director, MED
                                                    3000 Group, Inc.
                                                    (physician practice
                                                    management); Director,
                                                    Member of Executive
                                                    Committee, University of
                                                    Pittsburgh.
JOHN T. CONROY, JR.                                 Director or Trustee of the        $1,802.21   $128,455.37 for the
Birth Date: June 23, 1937                           Federated Fund Complex;                       Fund and 43 other
Grubb & Ellis/Investment Properties Corporation     President, Investment                         investment companies
3201 Tamiami Trail North                            Properties Corporation;                       in the Fund Complex
Naples, FL                                          Senior Vice President,
TRUSTEE                                             John R. Wood and
                                                    Associates, Inc.,
                                                    Realtors; Partner or
                                                    Trustee in private real
                                                    estate ventures in
                                                    Southwest Florida;
                                                    formerly: President,
                                                    Naples Property
                                                    Management, Inc. and
                                                    Northgate Village
                                                    Development Corporation.
NICHOLAS P. CONSTANTAKIS                            Director or Trustee of the        $1,638.11   $73,191.21 for the
Birth Date: September 3, 1939                       Federated Fund Complex;                       Fund and 37 other
175 Woodshire Drive                                 Director, Michael Baker                       investment companies
Pittsburgh, PA                                      Corporation (engineering,                     in the Fund Complex
TRUSTEE                                             construction, operations
                                                    and technical services);
                                                    formerly: Partner,
                                                    Andersen Worldwide SC.
JOHN F. CUNNINGHAM                                  Director or Trustee of some       $1,638.11   $93,190.48 for the
Birth Date: March 5, 1943                           of the Federated Fund                         Fund and 37 other
353 El Brillo Way                                   Complex; Chairman,                            investment companies
Palm Beach, FL                                      President and Chief                           in the Fund Complex
TRUSTEE                                             Executive Officer,
                                                    Cunningham & Co., Inc.
                                                    (strategic business
                                                    consulting); Trustee
                                                    Associate, Boston College;
                                                    Director, Iperia Corp.
                                                    (communications/software);
                                                    formerly: Director,
                                                    Redgate Communications and
                                                    EMC Corporation (computer
                                                    storage systems).
                                                    Previous Positions:
                                                    Chairman of the Board and
                                                    Chief Executive Officer,
                                                    Computer Consoles, Inc.;
                                                    President and Chief
                                                    Operating Officer, Wang
                                                    Laboratories; Director,
                                                    First National Bank of
                                                    Boston; Director, Apollo
                                                    Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                            Director or Trustee of the        $1,638.11   $116,760.63 for the
Birth Date: October 11, 1932                        Federated Fund Complex;                       Fund and 43 other
3471 Fifth Avenue                                   Professor of Medicine,                        investment companies
Suite 1111                                          University of Pittsburgh;                     in the Fund Complex
Pittsburgh, PA                                      Medical Director,
TRUSTEE                                             University of Pittsburgh
                                                    Medical Center--Downtown;
                                                    Hematologist, Oncologist and
                                                    Internist, University of
                                                    Pittsburgh Medical Center;
                                                    Member, National Board of
                                                    Trustees, Leukemia Society
                                                    of America.

PETER E. MADDEN                                     Director or Trustee of the        $1,537.38   $109,153.60 for the
Birth Date: March 16, 1942                          Federated Fund Complex;                       Fund and 43 other
One Royal Palm Way                                  formerly: Representative,                     investment companies
100 Royal Palm Way                                  Commonwealth of                               in the Fund Complex
Palm Beach, FL                                      Massachusetts General
TRUSTEE                                             Court; President, State
                                                    Street Bank and Trust
                                                    Company and State
                                                    Street Corporation.
                                                    Previous Positions:
                                                    Director, VISA USA and VISA
                                                    International; Chairman
                                                    and Director,
                                                    Massachusetts Bankers
                                                    Association; Director,
                                                    Depository Trust
                                                    Corporation; Director, The
                                                    Boston Stock Exchange.

NAME                                                                                              TOTAL
BIRTH DATE                                                                         AGGREGATE      COMPENSATION
ADDRESS                                             PRINCIPAL OCCUPATIONS          COMPENSATION   FROM FUND AND
POSITION WITH FUND                                  FOR PAST FIVE YEARS            FROM FUND      FUND COMPLEX
CHARLES F. MANSFIELD, JR.                           Director or Trustee of some         $901.28   $102,573.91 for the
Birth Date: April 10, 1945                          of the Federated Fund                         Fund and 40 other
80 South Road                                       Complex; Executive Vice                       investment companies
Westhampton Beach, NY                               President, Legal and                          in the Fund Complex
TRUSTEE                                             External Affairs, Dugan
                                                    Valva Contess, Inc.
                                                    (marketing,
                                                    communications, technology
                                                    and consulting); formerly:
                                                    Management Consultant.
                                                    Previous Positions: Chief
                                                    Executive Officer, PBTC
                                                    International Bank;
                                                    Partner, Arthur Young &
                                                    Company (now Ernst & Young
                                                    LLP); Chief Financial
                                                    Officer of Retail Banking
                                                    Sector, Chase Manhattan
                                                    Bank; Senior Vice
                                                    President, Marine Midland
                                                    Bank; Vice President,
                                                    Citibank; Assistant
                                                    Professor of Banking and
                                                    Finance, Frank G. Zarb
                                                    School of Business,
                                                    Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#                  Director or Trustee of            $1,802.21   $128,455.37 for the
Birth Date: December 20, 1932                       the Federated Fund                            Fund and 43 other
President, Duquesne University                      Complex; President, Law                       investment companies
Pittsburgh, PA                                      Professor, Duquesne                           in the Fund Complex
TRUSTEE                                             University; Consulting
                                                    Partner, Mollica & Murray;
                                                    Director, Michael Baker
                                                    Corp. (engineering,
                                                    construction, operations
                                                    and technical services).
                                                    Previous Positions: Dean
                                                    and Professor of Law,
                                                    University of Pittsburgh
                                                    School of Law; Dean and
                                                    Professor of Law,
                                                    Villanova University
                                                    School of Law.
MARJORIE P. SMUTS                                   Director or Trustee of the        $1,638.11   $116,760.63 for the
Birth Date: June 21, 1935                           Federated Fund Complex;                       Fund and 43 other
4905 Bayard Street                                  Public Relations/                             investment companies
Pittsburgh, PA                                      Marketing/Conference                          in the Fund Complex
TRUSTEE                                             Planning.
                                                    Previous Positions:
                                                    National Spokesperson,
                                                    Aluminum Company of
                                                    America; television
                                                    producer; business owner.
JOHN S. WALSH                                       Director or Trustee of some         $819.21   $94,536.85 for the
Birth Date: November 28, 1957                       of the Federated Fund                         Fund and 39 other
2007 Sherwood Drive                                 Complex; President and                        investment companies
Valparaiso, IN                                      Director, Heat Wagon, Inc.                    in the Fund Complex
TRUSTEE                                             (manufacturer of
                                                    construction temporary
                                                    heaters); President and
                                                    Director, Manufacturers
                                                    Products, Inc.
                                                    (distributor of portable
                                                    construction heaters);
                                                    President, Portable Heater
                                                    Parts, a division of
                                                    Manufacturers Products,
                                                    Inc.; Director, Walsh &
                                                    Kelly, Inc. (heavy highway
                                                    contractor); formerly:
                                                    Vice President, Walsh &
                                                    Kelly, Inc.
GLEN R. JOHNSON                                     President of some of the                 $0   $0 for the Fund and
Birth Date: May 2, 1929                             Funds in the Federated Fund                   21 other investment
Federated Investors Tower                           Complex; Staff member,                        companies in the
1001 Liberty Avenue                                 Federated Securities                          Fund Complex
Pittsburgh, PA                                      Corp.; formerly: Trustee
PRESIDENT                                           or Director of some of the
                                                    Funds in the Federated Fund
                                                    Complex.
J. CHRISTOPHER DONAHUE+*                            President or Executive                   $0   $0 for the Fund and
Birth Date: April 11, 1949                          Vice President of the                         30 other investment
Federated Investors Tower                           Federated Fund Complex;                       companies in the
1001 Liberty Avenue                                 Director or Trustee of some                   Fund Complex
Pittsburgh, PA                                      of the Funds in the
EXECUTIVE VICE PRESIDENT AND TRUSTEE                Federated Fund Complex;
                                                    President, Chief Executive
                                                    Officer and Director,
                                                    Federated Investors, Inc.;
                                                    President, Chief Executive
                                                    Officer and Trustee,
                                                    Federated Investment
                                                    Management Company;
                                                    Trustee, Federated
                                                    Investment Counseling;
                                                    President, Chief Executive
                                                    Officer and Director,
                                                    Federated Global
                                                    Investment Management
                                                    Corp.; President and Chief
                                                    Executive Officer,
                                                    Passport Research, Ltd.;
                                                    Trustee, Federated
                                                    Shareholder Services
                                                    Company; Director,
                                                    Federated Services
                                                    Company; formerly:
                                                    President, Federated
                                                    Investment Counseling.
EDWARD C. GONZALES                                  President, Executive Vice                $0   $0 for the Fund and
Birth Date: October 22, 1930                        President and Treasurer of                    42 other investment
Federated Investors Tower                           some of the Funds in the                      companies in the
1001 Liberty Avenue                                 Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                                      Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT                            Investors, Inc.; Trustee,
                                                    Federated Administrative
                                                    Services; formerly:
                                                    Trustee or Director of some
                                                    of the Funds in the
                                                    Federated Fund Complex;
                                                    CEO and Chairman,
                                                    Federated Administrative
                                                    Services; Vice President,
                                                    Federated Investment
                                                    Management Company,
                                                    Federated Investment
                                                    Counseling, Federated
                                                    Global Investment
                                                    Management Corp. and
                                                    Passport Research, Ltd.;
                                                    Director and Executive
                                                    Vice President, Federated
                                                    Securities Corp.;
                                                    Director, Federated
                                                    Services Company; Trustee,
                                                    Federated Shareholder
                                                    Services Company.
JOHN W. MCGONIGLE                                   Executive Vice President                 $0   $0 for the Fund and
Birth Date: October 26, 1938                        and Secretary of the                          43 other investment
Federated Investors Tower                           Federated Fund Complex;                       companies in the
1001 Liberty Avenue                                 Executive Vice President,                     Fund Complex
Pittsburgh, PA Secretary and Director, EXECUTIVE VICE PRESIDENT AND SECRETARY
Federated Investors, Inc.;

                                                    formerly: Trustee,
                                                    Federated Investment
                                                    Management Company and
                                                    Federated Investment
                                                    Counseling; Director,
                                                    Federated Global
                                                    Investment Management
                                                    Corp., Federated Services
                                                    Company and Federated
                                                    Securities Corp.

NAME                                                                                              TOTAL
BIRTH DATE                                                                         AGGREGATE      COMPENSATION
ADDRESS                                             PRINCIPAL OCCUPATIONS          COMPENSATION   FROM FUND AND
POSITION WITH FUND                                  FOR PAST FIVE YEARS            FROM FUND      FUND COMPLEX
RICHARD J. THOMAS                                   Treasurer of the Federated               $0   $0 for the Fund and
Birth Date: June 17, 1954                           Fund Complex; Senior Vice                     43 other investment
Federated Investors Tower                           President, Federated                          companies in the
1001 Liberty Avenue                                 Administrative Services;                      Fund Complex
Pittsburgh, PA                                      formerly: Vice President,
TREASURER                                           Federated Administrative
                                                    Services; held various
                                                    management positions within
                                                    Funds Financial Services
                                                    Division of Federated
                                                    Investors, Inc.

RICHARD B. FISHER                                   President or Vice                        $0   $0 for the Fund and
Birth Date: May 17, 1923                            President of some of the                      41 other investment
Federated Investors Tower                           Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                                 Complex; Vice Chairman,                       Fund Complex
Pittsburgh, PA                                      Federated Investors, Inc.;
VICE PRESIDENT                                      Chairman, Federated
                                                    Securities Corp.;
                                                    formerly: Director or
                                                    Trustee of some of the
                                                    Funds in the Federated Fund
                                                    Complex,; Executive Vice
                                                    President, Federated
                                                    Investors, Inc. and
                                                    Director and Chief
                                                    Executive Officer,
                                                    Federated Securities Corp.
WILLIAM D. DAWSON III                               Chief Investment Officer                 $0   $0 for the Fund and
Birth Date: March 3, 1949                           of this Fund and various                      27 other investment
Federated Investors Tower                           other Funds in the                            companies in the
1001 Liberty Avenue                                 Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                                      Executive Vice President,
CHIEF INVESTMENT OFFICER                            Federated Investment
                                                    Counseling, Federated
                                                    Global Investment
                                                    Management Corp.,
                                                    Federated Investment
                                                    Management Company and
                                                    Passport Research, Ltd.;
                                                    Director, Federated Global
                                                    Investment Management
                                                    Corp. and Federated
                                                    Investment Management
                                                    Company; Registered
                                                    Representative, Federated
                                                    Securities Corp.;
                                                    Portfolio Manager,
                                                    Federated Administrative
                                                    Services; Vice President,
                                                    Federated Investors, Inc.;
                                                    formerly: Executive Vice
                                                    President and Senior Vice
                                                    President, Federated
                                                    Investment Counseling
                                                    Institutional Portfolio
                                                    Management Services
                                                    Division; Senior Vice
                                                    President, Federated
                                                    Investment Management
                                                    Company and Passport
                                                    Research, Ltd.
TODD A. ABRAHAM                                     Todd A. Abraham has been                 $0   $0 for the Fund and
Birth Date: February 10, 1966                       the Fund's Portfolio                          2 other investment
Federated Investors Tower                           Manager since March 1999.                     companies in the
1001 Liberty Avenue                                 He is Vice President of the                   Fund Complex
Pittsburgh, PA                                      Fund. Mr. Abraham has been
VICE PRESIDENT                                      a Portfolio Manager since
                                                    1995 and a Vice President
                                                    of the Fund's investment
                                                    adviser since 1997.
                                                    Mr. Abraham joined
                                                    Federated in 1993 as an
                                                    Investment Analyst and
                                                    served as Assistant Vice
                                                    President from 1995 to
                                                    1997. Mr. Abraham is a
                                                    Chartered Financial
                                                    Analyst and received his
                                                    M.B.A. in Finance from
                                                    Loyola College.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Trustee and Executive Vice President of the Fund.

INVESTMENT ADVISER



The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES






FOR THE YEAR ENDED JANUARY 31   2000         1999            1998
Adviser Fee Earned              $3,939,408    $4,438,230      $4,824,062
Administrative Fee                 742,433      836,606      910,343
12B-1 FEE:
Institutional Service Shares         4,639
SHAREHOLDER SERVICES FEE:
Institutional Shares               826,724
Institutional Service Shares       161,039


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC's) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year, and ten-year or Start of Performance periods ended January 31, 2000.

Yield is given for the 30-day period ended January 31, 2000.




SHARE CLASS                     30- DAY PERIOD   1 YEAR    5 YEARS   10 YEARS
INSTITUTIONAL SHARES:
Total Return                    N/A              (0.73%)   6.75%     7.20%
Yield                           6.43%            N/A       N/A       N/A

                                                                        START OF

                                                                     PERFORMANCE

SHARE CLASS                     30- DAY PERIOD   1 YEAR    5 YEARS   ON MAY 30, 1992
INSTITUTIONAL SERVICE SHARES:
Total Return                    N/A              (0.89%)   6.55%     5.58%
Yield                           6.26%            N/A       N/A       N/A




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "GNMA Funds" category in advertising and sales literature.

MORNINGSTAR, INC.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

LEHMAN BROTHERS GNMA INDEX



Lehman Brothers GNMA Index is a total, comprehensive GNMA index comprised of 30-year GNMA pass-throughs, 15-year GNMA pass-throughs, and GNMA GPMs.

LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX

Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi- federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers Inc., the index calculates total returns for one-month, three-month, twelve-month and ten- year periods and year-to-date.

LEHMAN BROTHERS GOVERNMENT INDEX

Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

In addition, the Fund will make comparisons to certain direct market securities in which it is permitted to invest. The type of security that will be used for such comparisons, and the source of its performance information is listed below.

10-YEAR TREASURY NOTES

10-Year Treasury Notes--Source: Salomon Brothers. Total returns are calculated for periods of one, three, and twelve months.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--
J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW



Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED GNMA TRUST

Institutional Shares

Institutional Service Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS



Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116









MANAGEMENT DISCUSSION AND ANALYSIS

Federated GNMA Trust

Annual Report for Fiscal Year Ended January 31, 2000

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

Federated GNMA Trust invests in securities backed by the full faith and credit of the U.S. government (fund shares are not guaranteed). While the fund invests primarily in mortgage securities issued or guaranteed by the Government National Mortgage Association (GNMA), the fund may also invest in U.S. Treasury securities.

Interest rates rose and bond prices declined during the reporting period as strong economic growth fueled inflationary concerns. The Federal Reserve Board (the "Fed") embarked on a series of interest rate increases designed as preemptive strikes against inflation. Two- and ten-year Treasurys yielded 6.59% and 6.67% as of January 31, 2000, year-over-year increases of 1.95% and 1.92%, respectively. GNMA mortgage-backed securities (MBS) performed well on a relative basis despite significant intra-period spread volatility.

Greater consumer wealth, partially attributed to stock market appreciation (the so-called "wealth effect"), combined with elevated consumer confidence, employment and wage gains to support strong consumer demand. As a result, gross domestic product grew 4.50% in 1999, the fourth consecutive annual increase above 4.00%.

Despite lofty levels of consumer spending, measured inflation remained subdued. Core consumer price index, which excludes the volatile food and energy sectors, rose 1.90% in 1999, the smallest annual increase since 1965. Such exemplary inflation performance is due to accelerating productivity gains which served to hold inflation at bay in the face of historically tight labor markets. Vigorous job growth pushed the unemployment rate down to 4.10%, the lowest level since 1970.

Citing tight U.S. labor markets and improving worldwide economies, the Fed tightened monetary policy 25 basis points on three separate occasions. Concern that consumer demand could outstrip supply, fueling inflation, prompted the Fed's action. Despite tame inflation data, the Fed's forward- looking policy adjustments were intended to reduce supply/demand imbalances, sustaining growth but at a lower rate. Little evidence of economic slowing existed at year end, however, as economic growth accelerated in the second half of the reporting period.

Higher Treasury yields increased lending rates which acted as a brake on mortgage prepayments and security issuance. According to the Mortgage Bankers Association (MBA), the average 30-year mortgage rate was 8.35% at period end, a 12-month increase of over 1.50% and the highest level since 1996. Consequently, the MBA refinance index and GNMA fixed rate mortgage issuance plunged 75% and 50%, respectively. Despite the positive developments on the prepayment and supply fronts, intra-period spread volatility was significant.

Mortgage spreads experienced distinct cycles during the annual reporting period. Par-priced GNMA MBS spreads contracted during the first quarter of the measurement period before widening drastically through early in the second half. Year 2000-related corporate issuance in July/August 1999 served as a catalyst to widen spreads across numerous fixed income sectors including government-issued MBS. As the supply/demand imbalance eased, mortgage spreads contracted considerably through January before rising again at period end. Year-over-year, spreads were marginally tighter.

Within the GNMA sector, higher coupon, shorter duration securities outperformed their lower coupon cohorts which experienced greater duration extension. The fund moved opportunistically throughout the year to increase exposure to higher coupons as a means to capture attractive relative value and income opportunities.

The fund remained fully invested in GNMA MBS throughout the annual reporting period, reflecting our positive sector view based on favorable spread, prepayment and supply/demand characteristics. fund duration is 4.76 years versus the Lehman GNMA Index's 1 4.57. The fund's net total return for the 12-month period ended January 31, 2000 was (0.73)% for the fund's Institutional Shares and (0.89)% for the fund's Institutional Service Shares2 versus 0.27% for the Lehman GNMA Index and (1.27)% for the average GNMA fund as measured by the Lipper GNMA Fund's Average.2

1 This index is unmanaged.

2 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, maybe worth more or less than their original cost.

INSTITUTIONAL SHARES

GROWTH OF $25,000 INVESTED IN FEDERATED GNMA TRUST

[Graphic representation omitted. See Appendix A.1.]




AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2000
1 Year                           (0.73%)
5 Years                          6.75%
10 Years                         7.20%
Start of Performance (3/23/82)   9.49%


The graph above illustrates the hypothetical investment of $25,000 1 in the Federated GNMA Trust (Institutional Shares) (the "Fund") from January 31, 1990 to January 31, 2000 compared to the Lipper GNMA Funds Average (LGFA)2 and the Lehman Brothers GNMA Index (LBGNMA).1

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the fund's prospectus dated March 31, 2000, and, together with financial statements contained therein, constitutes the fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LGFA and the LBGNMA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average. The LBGNMA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged.

2 The LGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

GROWTH OF $25,000 INVESTED IN FEDERATED GNMA TRUST

[Graphic representation omitted. See Appendix A.2.]




AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2000
1 Year                           (0.89%)
5 Years                          6.55%
Start of Performance (5/30/92)   5.58%


The graph above illustrates the hypothetical investment of $25,000 1 in the Federated GNMA Trust (Institutional Service Shares) (the "Fund") from May 30, 1992 (start of performance) to January 31, 2000 compared to the Lipper GNMA Funds Average (LGFA)2 and the Lehman Brothers GNMA Index (LBGNMA).1

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the fund's prospectus dated March 31, 2000, and, together with financial statements contained therein, constitutes the fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LGFA and the LBGNMA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average. The LBGNMA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

2 The LGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

 [Graphic]
 Federated

 Federated GNMA Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314184102

Cusip 314184201

8022901ARS (3/00)

 [Graphic]







Appendix  A. 1

     The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Institutional Shares of Federated GNMA Trust (the "Fund") are represented by a solid line. The Lipper GNMA Funds Average (LGFA) is represented by a dotted line and the Lehman Brothers GNMA Index (LBGNMA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund. The "x" axis reflects computation periods from 1/31/90 to 1/31/00. The "y" axis reflects the cost of the investment, starting at $20,000 and increasing in increments of $10,000 up to $60,000. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Shares as compared to LGFA and the LBGNMA. The ending values were $50,121, $48,562 and $53,413, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Institutional Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 1/31/00 and from the Fund's start of performance (3/23/82) to 1/31/00. The total returns were (0.73%), 6.75%, 7.20% and 9.49%, respectively.

Appendix  A. 2

     The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner. The Institutional Service Shares of Federated GNMA Trust (the "Fund") are represented by a solid line. The Lipper GNMA Funds Average (LGFA) is represented by a dotted line and the Lehman Brothers GNMA Index (LBGNMA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Service Shares of the Fund. The "x" axis reflects computation periods from 5/30/92 to 1/31/00. The "y" axis reflects the cost of the investment starting at $20,000 and increasing in increments of $10,00 up to $50,000. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Service Shares as compared to LGFA and the LBGNMA. The ending values were $37,928, $37,857 and $41,191, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Institutional Service Shares Average Annual Total Returns for the one-year and five-year periods ended 1/31/00 and from the Fund's start of performance (5/30/92) to 1/31/00. The total returns were (0.89%), 6.55% and 5.58%, respectively.